Earnings per share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2026	2025
Profit for the period attributable to equity owners of the parent (€m)	28.9	32.7
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	141.8	154.6
Basic earnings per share	€0.20	€0.21

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2026	2025
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	28.9	32.7
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	142.0	154.8
Diluted earnings per share	€0.20	€0.21